Revenue (Tables)	6 Months Ended
Sep. 30, 2021
Revenue
Schedule of revenues

	For the six months ended September 30,
	2021	2020
Online VIP membership revenue	$9,390,420	$13,026,851
Online SVIP membership revenue	2,348,454	2,147,052
Technology services revenue	112,918	139,877
Total	$11,851,792	$15,313,780